UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08332

Emerging Markets Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Emerging Markets Portfolio                                                                                                                  as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Airlines — 2.1%
Thai Airways International Public Company, Ltd.	2,889,900	$3,611,343
		$3,611,343
Auto Components — 1.9%
Hyundai Mobis	38,810	$3,330,747
		$3,330,747
Automobiles — 4.3%
Denway Motors, Ltd.	8,422,000	$3,664,836
Hyundai Motor Co.	56,520	3,957,888
		$7,622,724
Chemicals — 5.5%
Makhteshim-Agan Industries, Ltd.	664,016	$4,187,168
Nan Ya Plastic Corp.	2,963,343	5,541,313
		$9,728,481
Commercial Banks — 14.9%
Banco do Brasil S.A.	181,400	$5,912,789
Grupo Financiero Banorte DA de C.V.	892,500	4,239,000
Kookmin Bank	50,150	4,510,722
Krung Thai Bank Public Company, Ltd. (1)	10,223,000	3,503,544
Malayan Banking Berhad	1,062,600	3,937,831
Woori Finance Holdings Co., Ltd.	178,680	4,322,370
		$26,426,256
Computer Peripherals — 3.4%
Acer, Inc.	1,609,560	$3,082,394
Asustek Computer, Inc.	1,276,000	2,996,067
		$6,078,461
Construction Materials — 1.9%
Siam Cement Public Company, Ltd.	487,300	$3,335,447
		$3,335,447
Diversified Telecommunication Services — 6.3%
China Telecom Corp., Ltd.	7,118,000	$3,482,500
KT Corp.	84,580	3,790,788
Telekomunikacja Polska S.A.	482,000	3,937,350
		$11,210,638
Electric Utilities — 6.6%
Enersis S.A.	13,231,216	$4,321,600
Enersis S.A. ADR	13,282	216,364
RAO Unified Energy System GDR	52,302	7,125,436
		$11,663,400

Energy Equipment & Services — 2.4%
Tenaris S.A. ADR	92,927	$4,265,349
		$4,265,349
Food & Staples Retailing — 4.0%
Shinsegae Co., Ltd.	5,760	$3,301,547
Wal-Mart de Mexico S.A.	892,900	3,821,675
		$7,123,222
Food Products — 3.8%
Bunge, Ltd.	36,100	$2,968,142
China Milk Products Group, Ltd. (1)	4,485,000	3,699,395
		$6,667,537
Household Durables — 4.1%
Corporacion GEO S.A. (1)	705,000	$4,097,534
Steinhoff International Holding, Ltd.	972,213	3,129,194
		$7,226,728
Household Products — 2.2%
Kimberly-Clark de Mexico S.A. de C.V.	851,600	$3,808,863
		$3,808,863
Industrial Conglomerates — 5.6%
Barloworld Ltd.	213,577	$5,307,381
Sime Darby Berhad	1,986,600	4,641,822
		$9,949,203
Insurance — 4.7%
Cathay Financial Holding Co., Ltd.	1,715,241	$3,553,898
Samsung Fire & Marine Insurance Co., Ltd. (1)	27,890	4,659,554
		$8,213,452
Machinery — 2.0%
PT United Tractors Tbk	4,428,500	$3,576,197
		$3,576,197
Metals & Mining — 7.2%
AngloGold Ashanti, Ltd.	93,700	$4,173,871
Gold Fields, Ltd.	216,743	3,995,188
POSCO	10,950	4,565,855
		$12,734,914
Oil, Gas & Consumable Fuels — 9.5%
China Petroleum and Chemical Corp.	5,632,000	$4,753,529
CNOOC, Ltd.	4,158,000	3,638,889
OAO Gazprom ADR	103,700	4,345,030
PTT Public Company, Ltd.	686,000	4,075,636
		$16,813,084

Semiconductors & Semiconductor Equipment — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,364,061	$4,810,937
		$4,810,937
Wireless Telecommunication Services — 1.9%
Mobile TeleSystems, ADR	59,700	$3,340,812
		$3,340,812
Total Common Stocks (identified cost $124,652,072)		$171,537,795

Preferred Stocks — 2.7%

Security	Shares	Value
Electric Utilities — 2.7%
Cia Energetica de Minas Gerais	96,860,000	$4,781,456
		$4,781,456
Total Preferred Stocks (identified cost $2,307,307)		$4,781,456
Total Investments — 99.7% (identified cost $126,959,379)		$176,319,251
Other Assets, Less Liabilities — 0.3%		$605,158
Net Assets—100.0%		$176,924,409

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	18.3%	$32,439,471
Taiwan	11.3%	19,984,609
China	10.9%	19,239,149
South Africa	9.4%	16,605,634
Mexico	9.0%	15,967,072
Russia	8.4%	14,811,278
Thailand	8.2%	14,525,970
Brazil	7.8%	13,662,387
Malaysia	4.8%	8,579,653
Chile	2.6%	4,537,964
Argentina	2.4%	4,265,349
Israel	2.4%	4,187,168
Poland	2.2%	3,937,350
Indonesia	2.0%	3,576,197
	99.7%	$176,319,251

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$126,959,379
Gross unrealized appreciation	$51,334,261
Gross unrealized depreciation	(1,974,389)
Net unrealized appreciation	$49,359,872

The net unrealized depreciation on foreign currency at March 31, 2007 was $794.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	May 21, 2007